Sustainability costs - Disclosure of Sustainability Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Recycling/waste costs	£ 66	£ 27
Renewable energy attribute certificates	2	2
Severe weather events and other natural conditions	10	9
Sustainability costs - expenses to the income statement	78	38	£ 0
Sustainability costs expenditures	30	34	27
Sustainability costs - capital expenditures	£ 30	£ 34	£ 27